Federated Investors
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--102.5%
$175,500,000	[1]	Federal Farm Credit System, Discount Notes, 2.050% - 5.660%, 11/28/2001 - 12/13/2001	$175,006,511
66,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 2.150% - 2.478%, 11/02/2001 - 1/27/2002	65,987,092
28,631,000		Federal Farm Credit System, Notes, 2.100% - 6.625%, 2/1/2002 - 3/1/2002	28,695,961
284,000,000	[1]	Federal Home Loan Bank System, Discount Notes, 2.100% - 3.854%, 11/1/2001 - 6/12/2002	283,087,252
115,910,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 2.240% - 3.410%, 11/1/2001 - 1/21/2002	115,858,132
67,035,000		Federal Home Loan Bank System, Notes, 2.560% - 7.250%, 12/14/2001 - 11/5/2002	67,589,060
32,000,000	[1]	Student Loan Marketing Association, Discount Notes, 2.310% - 3.690%, 1/25/2002 - 7/15/2002	31,742,323
12,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 2.389% - 2.439%, 11/6/2001	11,999,908
21,000,000		Student Loan Marketing Association, Master Note, 2.289%, 10/08/2002	21,000,000
2,000,000		Tennessee Valley Authority, Bond, 6.000%, 9/24/2002	2,061,355

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$803,027,594

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($783,582,105) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$803,027,594
Cash		356,464
Income receivable		1,808,544

TOTAL ASSETS		805,192,602

Liabilities:
Payable for investments purchased	$19,740,213
Income distribution payable	1,683,501
Accrued expenses	186,783

TOTAL LIABILITIES		21,610,497

Net assets for 783,582,105 shares outstanding		$783,582,105

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$783,582,105 ÷ 783,582,105 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest			$14,774,915

Expenses:
Investment adviser fee		$1,920,827
Administrative personnel and services fee		289,277
Custodian fees		18,637
Transfer and dividend disbursing agent fees and expenses		15,174
Directors'/Trustees' fees		2,498
Auditing fees		5,380
Legal fees		2,882
Portfolio accounting fees		54,758
Shareholder services fee		960,414
Share registration costs		18,214
Printing and postage		6,728
Insurance premiums		1,154
Miscellaneous		9,415

TOTAL EXPENSES		3,305,358

Waiver:
Waiver of investment adviser fee	$(1,021,119)

Net expenses			2,284,239

Net investment income			$12,490,676

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2001	Year Ended 4/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,490,676	$39,634,156

Distributions to Shareholders:
Distributions from net investment income	(12,490,676)	(39,634,156)

Share Transactions:
Proceeds from sale of shares	933,856,707	1,873,191,877
Net asset value of shares issued to shareholders in payment of distributions declared	1,619,018	5,771,400
Cost of shares redeemed	(847,889,197)	(1,897,475,626)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,586,528	(18,512,349)

Change in net assets	87,586,528	(18,512,349)

Net Assets:
Beginning of period	695,995,577	714,507,926

End of period	$783,582,105	$695,995,577

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.06	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.66%	5.79%	4.96%	4.75%	5.08%	4.90%

Ratios to Average Net Assets:

Expenses	0.59%[2]	0.59%	0.59%	0.59%	0.60%	0.59%

Net investment income	3.25%[2]	5.66%	4.85%	4.65%	4.96%	4.80%

Expense waiver/reimbursement[3]	0.27%[2]	0.27%	0.27%	0.27%	0.27%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$783,582	$695,996	$714,508	$773,910	$662,200	$663,071

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2001, capital paid-in aggregated $783,582,105.

Transactions in shares were as follows:

	Six Months Ended 10/31/2001	Year Ended 4/30/2001
Shares sold	933,856,707	1,873,191,877
Shares issued to shareholders in payment of distributions declared	1,619,018	5,771,400
Shares redeemed	(847,889,197)	(1,897,475,626)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	87,586,528	(18,512,349)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N716

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

0112708 (12/01)

Federated Investors
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--100.3%
	U.S. Treasury Bills--78.3%[1]
$4,000,000	2.080%, 1/24/2002	$3,980,587
20,500,000	2.150% - 2.315%, 12/27/2001	20,427,756
3,000,000	2.165%, 1/17/2002	2,986,108
6,000,000	2.185%, 1/10/2002	5,974,508
36,000,000	2.190% - 3.355%, 11/23/2001	35,929,634
29,500,000	2.245% - 3.350%, 11/8/2001	29,484,622
18,000,000	2.270% - 3.445%, 11/1/2001	18,000,000
12,000,000	2.315%, 1/3/2002	11,951,385
16,500,000	2.380% - 3.350%, 11/15/2001	16,478,967
28,000,000	2.560% - 3.180%, 12/13/2001	27,902,111
2,000,000	2.650%, 3/14/2002	1,980,419

	TOTAL	175,096,097

	U.S. Treasury Notes--22.0%
28,000,000	5.875%, 11/30/2001	28,073,821
21,000,000	7.500%, 11/15/2001	21,040,063

	TOTAL	49,113,884

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$224,209,981

1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($223,578,362) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$224,209,981
Income receivable		1,419,740

TOTAL ASSETS		225,629,721

Liabilities:
Payable to bank	$1,588,859
Income distribution payable	419,212
Accrued expenses	43,288

TOTAL LIABILITIES		2,051,359

Net assets for 223,578,362 shares outstanding		$223,578,362

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$223,578,362 ÷ 223,578,362 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest			$3,883,249

Expenses:
Investment adviser fee		$554,369
Administrative personnel and services fee		83,488
Custodian fees		6,153
Transfer and dividend disbursing agent fees and expenses		10,532
Directors'/Trustees' fees		942
Auditing fees		5,155
Legal fees		1,885
Portfolio accounting fees		27,497
Shareholder services fee		277,184
Share registration costs		8,592
Printing and postage		7,096
Insurance premiums		776
Miscellaneous		7,761

TOTAL EXPENSES		991,430

Waivers:
Waiver of investment adviser fee	$(301,361)
Waiver of shareholder services fee	(33,262)

TOTAL WAIVERS		(334,623)

Net expenses			656,807

Net investment income			$3,226,442

Net realized gain on investments			149,987

Change in net assets resulting from operations			$3,376,429

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2001	Year Ended 4/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,226,442	$12,838,429
Net realized gain on investments	149,987	308,903

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,376,429	13,147,332

Distributions to Shareholders:
Distributions from net investment income	(3,226,442)	(12,838,429)
Distributions from net realized gain on investments	(149,987)	(308,903)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,376,429)	(13,147,332)

Share Transactions:
Proceeds from sale of shares	312,428,291	766,670,859
Net asset value of shares issued to shareholders in payment of distributions declared	757,617	3,273,612
Cost of shares redeemed	(331,933,366)	(755,094,735)

CHANGE IN NET ASSETS RESULTING FROM TRANSACTIONS	(18,747,458)	14,849,736

Change in net assets	(18,747,458)	14,849,736

Net Assets:
Beginning of period	242,325,820	227,476,084

End of period	$223,578,362	$242,325,820

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.04	0.04	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.04	0.04	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.57%	5.44%	4.56%	4.40%	4.81%	4.71%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.57%

Net investment income	2.91%[3]	5.22%	4.43%	4.28%	4.66%	4.59%

Expense waiver/reimbursement[4]	0.30%[3]	0.30%	0.32%	0.30%	0.30%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$223,578	$242,326	$227,476	$254,666	$329,906	$289,526

1 Amount less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2001, capital paid-in aggregated $223,578,362.

Transactions in shares were as follows:

	Six Months Ended 10/31/2001	Year Ended 4/30/2001
Shares sold	312,428,291	766,670,859
Shares issued to shareholders in payment of distributions declared	757,617	3,273,612
Shares redeemed	(331,933,366)	(755,094,735)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,747,458)	14,849,736

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N690

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

2112509 (12/01)

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--103.5%
	U.S. Treasury Bills--81.8%[1]
$215,000,000	2.005% - 2.100%, 1/24/2002	$213,965,575
182,000,000	2.090% - 2.100%, 1/31/2002	181,036,184
18,000,000	2.095%, 1/31/2002	17,904,677
438,500,000	2.150% - 2.355%, 12/27/2001	436,925,144
14,000,000	2.160%, 1/17/2002	13,935,320
316,000,000	2.190% - 3.330%, 11/23/2001	315,390,224
24,000,000	2.200%, 12/6/2001	23,948,667
12,000,000	2.220%, 1/10/2002	11,948,200
337,500,000	2.245% - 3.350%, 11/8/2001	337,314,063
231,000,000	2.270% - 2.276%, 11/1/2001	231,000,000
188,000,000	2.315%, 1/3/2002	187,238,364
249,500,000	2.380% - 3.350%, 11/15/2001	249,184,423
373,000,000	2.560% - 3.180%, 12/13/2001	371,680,869
48,000,000	2.650%, 3/14/2002	47,530,067

	TOTAL	2,639,001,777

	U.S. Treasury Notes--21.7%
472,000,000	5.875%, 11/30/2001	473,245,666
225,600,000	7.500%, 11/15/2001	226,030,385

	TOTAL	699,276,051

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$3,338,277,828

1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,225,602,328) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,338,277,828
Income receivable		18,572,301
Receivable for investments sold		74,935,833
Receivable for shares sold		60,402

TOTAL ASSETS		3,431,846,364

Liabilities:
Payable for investments purchased	$198,940,861
Income distribution payable	6,948,840
Accrued expenses	354,335

TOTAL LIABILITIES		206,244,036

Net assets for 3,225,602,328 shares outstanding		$3,225,602,328

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,904,990,293 ÷ 1,904,990,293 shares outstanding		$1.00

Institutional Service Shares:
$1,320,612,035 ÷1,320,612,035 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest			$56,324,255

Expenses:
Investment adviser fee		$6,466,038
Administrative personnel and services fee		1,217,232
Custodian fees		75,962
Transfer and dividend disbursing agent fees and expenses		27,466
Directors'/Trustees' fees		9,699
Auditing fees		6,466
Legal fees		5,665
Portfolio accounting fees		80,826
Shareholder services fee--Institutional Shares		2,509,680
Shareholder services fee--Institutional Service Shares		1,531,594
Share registration costs		44,404
Printing and postage		12,117
Insurance premiums		2,418
Miscellaneous		12,932

TOTAL EXPENSES		12,002,499

Waivers:
Waiver of investment adviser fee	$(4,653,879)
Waiver of shareholder services fee--Institutional Shares	(2,509,680)

TOTAL WAIVERS		(7,163,559)

Net expenses			4,838,940

Net investment income			51,485,315
Net realized gain on investments			2,053,560

Change in net assets resulting from operations			$53,538,875

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2001	Year Ended 4/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$51,485,315	$148,535,369
Net realized gain on investments	2,053,560	3,498,366

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,538,875	152,033,735

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(32,937,522)	(98,055,457)
Institutional Service Shares	(18,547,793)	(50,479,912)
Distributions from net realized gain on investments
Institutional Shares	(1,275,372)	(2,306,023)
Institutional Service Shares	(778,188)	(1,192,343)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,538,875)	(152,033,735)

Share Transactions:
Proceeds from sale of shares	4,294,519,706	9,294,459,886
Net asset value of shares issued to shareholders in payment of distributions declared	10,951,744	25,951,779
Cost of shares redeemed	(4,248,864,769)	(8,637,171,137)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	56,606,681	683,240,528

Change in net assets	56,606,681	683,240,528

Net Assets:
Beginning of period	3,168,995,647	2,485,755,119

End of period	$3,225,602,328	$3,168,995,647

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000		1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.06	0.05		0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.00 [1]	0.00 [1]	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.06	0.05		0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.05)		(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	(0.00	)1	(0.00)[1]	(0.00)[1]	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.02)	(0.06)	(0.05)		(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[2]	1.75%	5.83%	4.96%		4.79%	5.23%	5.10%

Ratios to Average Net Assets:

Expenses	0.20%[3]	0.20%	0.20%		0.20%	0.20%	0.20%

Net investment income	3.28%[3]	5.56%	4.83%		4.62%	5.07%	4.99%

Expense waiver/reimbursement[4]	0.54%[3]	0.54%	0.55%		0.55%	0.56%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,904,990	$1,931,570	$1,500,782		$1,645,762	$1,256,710	$1,131,071

1 Amount less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.04	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.05	0.04	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.62%	5.57%	4.70%	4.53%	4.97%	4.84%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	3.03%[3]	5.30%	4.60%	4.37%	4.83%	4.73%

Expense waiver/reimbursement[4]	0.29%[3]	0.29%	0.30%	0.30%	0.31%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,320,612	$1,237,426	$984,973	$925,141	$671,521	$446,344

1 Amount less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At October 31, 2001, capital paid-in aggregated $3,225,602,328.

Transactions in shares were as follows:

Institutional Shares:	Six Months Ended 10/31/2001	Year Ended 4/30/2001
Shares sold	2,299,871,991	5,516,257,461
Shares issued to shareholders in payment of distributions declared	4,577,701	8,800,802
Shares redeemed	(2,331,028,923)	(5,094,271,001)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(26,579,231)	430,787,262

Institutional Service Shares:	Six Months Ended 10/31/2001	Year Ended 4/30/2001
Shares sold	1,994,647,715	3,778,202,425
Shares issued to shareholders in payment of distributions declared	6,374,043	17,150,977
Shares redeemed	(1,917,835,846)	(3,542,900,136)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	83,185,912	252,453,266

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	56,606,681	683,240,528

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

2112510 (12/01)